Condensed Interim Consolidated Balance Sheets (unaudited) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Provision for doubtful accounts	$ 20	$ 20